Fair Value of Financial Instruments - Carrying Values and Estimated Fair Values of Debt Instruments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NZD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NZD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 4,527,184		$ 710,325
Principal Amount Outstanding	4,602,317		710,349
Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt		$ 4,527,184		$ 710,325
Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value		$ 4,603,283		$ 710,325
Revolving Credit Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	489,453		460,325
Principal Amount Outstanding			460,349
Revolving Credit Facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	489,453		460,325
Principal Amount Outstanding			460,349
Revolving Credit Facility | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	489,453		460,325
SG Funding Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	861,811		250,000
Principal Amount Outstanding			250,000
SG Funding Facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal Amount Outstanding			250,000
SG Funding Facility | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	861,811		250,000
Long-term debt, fair value	861,811		250,000
SB Funding Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	75,000		0
Principal Amount Outstanding			0
SB Funding Facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	75,000
SB Funding Facility | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	75,000
BNP Funding Facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	250,000		0
Principal Amount Outstanding			0
BNP Funding Facility | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	250,000
BNP Funding Facility | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	250,000
January 2037 CLO Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	473,120		0
Principal Amount Outstanding	694,100		0
January 2037 CLO Notes | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	473,120
January 2037 CLO Notes | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	473,120
January 2037 CLO Notes | Unsecured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal Amount Outstanding	476,000		0
March 2028 Notes | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	984,492
March 2028 Notes | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	1,000,510
March 2028 Notes | Unsecured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	984,492		0
Principal Amount Outstanding	1,000,000		0
August 2029 Notes | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	687,445
August 2029 Notes | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	712,824
August 2029 Notes | Unsecured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	687,445		0
Principal Amount Outstanding	700,000		0
February 2030 Notes | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	705,863
February 2030 Notes | Line of Credit | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	740,565
February 2030 Notes | Unsecured Debt
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	705,863		0
Principal Amount Outstanding	$ 750,000		$ 0